FINANCIAL LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current:
Deferred consideration	$ 136	$ 131
Interest rate swaps	116	0
Foreign currency forward contracts	107	61
Other financial liabilities	337	137
Total current financial liabilities	696	329
Non-current:
Deferred consideration	1,022	1,115
Interest rate swaps	341	113
Foreign currency forward contracts	138	36
Inflation swaps	46	71
Other financial liabilities	1,131	509
Total non-current financial liabilities	$ 2,678	$ 1,844
Deferred consideration, annual interest accrual	3.35%